Collaboration and Research Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Collaborative Arrangement Disclosure [Abstract]
Summary of Changes in Contract Assets and Liabilities
The following table presents the changes in accounts receivable, contract assets and liabilities for the three months ended March 31, 2022 (in thousands):

	Balance at December 31, 2021	Additions	Deductions	Balance at March 31, 2022
Accounts receivable and contract assets:
Billed receivables from collaboration partners	$—	$2,857	$(2,857)	$—
Unbilled receivables from collaboration partners	2,979	3,181	(2,978)	3,182

Total accounts receivable and contract assets	$2,979	$6,038	$(5,835)	$3,182

Contract liabilities:
Deferred revenue—Incyte	$1,268	$—	$(421)	$847
Deferred revenue—GBT	8,913	—	(1,987)	6,926

Total contract liabilities	$10,181	$—	$(2,408)	$7,773

The following table presents the changes in contract assets and liabilities for the year ended December 31, 2021 (in thousands):

	Balance at December 31, 2020	Additions	Deductions	Balance at December 31, 2021
Accounts receivable and contract assets:
Billed receivables from collaboration partners	$7	$10,931	$(10,938)	$—
Unbilled receivables from collaboration partners	2,324	11,410	(10,755)	2,979

Total accounts receivable and contract assets	$2,331	$22,341	$(21,693)	$2,979

Contract liabilities:
Deferred revenue – Incyte	$5,365	$—	$(4,097)	$1,268
Deferred revenue – GBT	16,721	174	(7,982)	8,913

Total contract liabilities	$22,086	$174	$(12,079)	$10,181